Stock Compensation Plans - Summary of Stock Option Activity (Details) - First Data Holdings - Stock options shares in Millions	12 Months Ended
Dec. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Beginning Balance (in shares)	91
Granted (in shares)	16
Exercised (in shares)	(2)
Cancelled/Forfeited (in shares)	(2)
Options Ending Balance (in shares)	103
Share-based Compensation Arrangement by Share-based Payment Award, Options,Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Beginning Balance | $ / shares	$ 3.28
Weighted Average Exercise Price Granted | $ / shares	4.00
Weighted Average Exercise Price Exercised | $ / shares	3.03
Weighted Average Exercise Price Cancelled/Forfeited | $ / shares	3.24
Weighted Average Exercise Price Ending Balance | $ / shares	$ 3.40
Weighted Average Remaining Contractual Term	7 years
Options Exercisable (in shares)	45
Weighted Average Exercise Price of Options Exercisable | $ / shares	$ 3.13
Weighted Average Remaining Contractual Term of Options Exercisable	6 years